Structured entities - Summary of interests in unconsolidated structured entities (Details) £ in Millions, $ in Billions	Dec. 31, 2021 GBP (£)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	£ 147,035	[1]		£ 127,950
Financial assets at fair value through the income statement	191,972	[1]		175,151
Derivative financial instruments	262,572	[1]		302,446
Financial assets at fair value through other comprehensive income	61,753	[1]		78,688
Loans and advances at amortised cost	361,451	[1]		342,632
Reverse repurchase agreements and other similar secured lending	3,227	[1]		9,031
Other assets	3,785	[1]		2,622
Total assets	1,384,285	[1]	$ 1,384.3	1,349,514	£ 1,140,200
Derivative financial instruments	256,883	[1]		300,775
Structured entities
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	7,170			11,361
Financial assets at fair value through the income statement	65,306			59,129
Derivative financial instruments	5,160			2,968
Financial assets at fair value through other comprehensive income	91			153
Loans and advances at amortised cost	28,227			20,946
Reverse repurchase agreements and other similar secured lending	104			10
Other assets	17			16
Total assets	106,075			94,583
Derivative financial instruments	9,543			7,075
Secured financing
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	61,816			56,265
Derivative financial instruments	0			0
Financial assets at fair value through other comprehensive income	0			0
Loans and advances at amortised cost	0			0
Reverse repurchase agreements and other similar secured lending	104			10
Other assets	0			0
Total assets	61,920			56,275
Derivative financial instruments	0			0
Short-term traded interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	7,170			11,361
Financial assets at fair value through the income statement	0			0
Derivative financial instruments	0			0
Financial assets at fair value through other comprehensive income	0			0
Loans and advances at amortised cost	0			0
Reverse repurchase agreements and other similar secured lending	0			0
Other assets	0			0
Total assets	7,170			11,361
Derivative financial instruments	0			0
Traded derivatives
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	0			0
Derivative financial instruments	5,160			2,968
Financial assets at fair value through other comprehensive income	0			0
Loans and advances at amortised cost	0			0
Reverse repurchase agreements and other similar secured lending	0			0
Other assets	0			0
Total assets	5,160			2,968
Derivative financial instruments	9,543			7,075
Other interests
Disclosure of unconsolidated structured entities [line items]
Trading portfolio assets	0			0
Financial assets at fair value through the income statement	3,490			2,864
Derivative financial instruments	0			0
Financial assets at fair value through other comprehensive income	91			153
Loans and advances at amortised cost	28,227			20,946
Reverse repurchase agreements and other similar secured lending	0			0
Other assets	17			16
Total assets	31,825			23,979
Derivative financial instruments	£ 0			£ 0

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.